Fair Value of Warrants - Schedule of Derivative Warrant Liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding, beginning	$ 178	$ 248	$ 4,403
Change in fair value of warrants		(70)	(3,732)
Fair value of warrants outstanding, ending		178	248
2016 Offerings [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding, beginning	178	225	1,929
Change in fair value of warrants	(133)	(47)	(1,704)
Fair value of warrants outstanding, ending	$ 45	$ 178	$ 225